Lease - Summary of Supplemental Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets	¥ 20,715	$ 2,838	¥ 115,946
Operating lease liabilities	¥ 40,825		¥ 146,248